Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2019
Transactions and Balances With Related Parties [Abstract]
Transactions and Balances with Related Parties

Note 20 – Transactions and balances with related parties

A.	Balances with related parties

	December 31,
	2018	2019
	Thousands USD	Thousands USD
Other payables	74	130

B.	Shareholders and other related parties benefits

	Year ended on December 31,
	2017	2018	2019
	Thousands USD	Thousands USD	Thousands USD
Salaries and related expenses- related parties employed by the Group	1,138	829	1,047
Number of related parties	5	4	4
Compensation for directors not employed by the Group	494	311	218
Number of directors	9	7	6

C	On April 19, 2017, the Company's shareholders approved the immediate acceleration of the unvested share options granted to Yoel Yogev and Zvika Yemini in 2015, and that their share options shall remain exercisable for an extended period of time until November 2020, subject to their resignation from the Company's board of directors.

D.	On April 19, 2017, the Company's shareholders approved to grant Avi Reichental, a then director of the Company, 275,000 non-tradable share options, which are exercisable into 275,000 Ordinary Shares, at an exercise price of $1.77 per share.

E.	On January 1, 2018, the Company's shareholders approved to grant Itzhak Shrem, a director, 275,000 non-tradable share options, which are exercisable into 275,000 Ordinary Shares, at an exercise price of $1.59 per share and 25,000 non-tradable share options, which are exercisable into 25,000 Ordinary Shares to Avi Reichental, the then Chairman of the board of directors, at a similar exercise price.

F.

On November 20, 2017, the board of directors of the Company approved a non-exceptional transaction in which Mr. Avi Reichental, a then director of the Company, has a personal interest, for open innovation and show room agreements between Nano Dimension USA Inc. and XponentialWorks Inc. and Techniplas, LLC, whereby the Company will lease space and use sales and marketing services in favor of the customer experience center in Ventura, CA, as well as establish cooperation in the field of car electronics starting on December 1, 2017.

In March 2019, the Company ceased the obligations with XponentialWorks Inc. and Techniplas. LLC.

G.	On November 12, 2019, the board of directors of the Company approved an arms-length transaction in which Mr. Ofir Baharav, the chairman of the board of directors of the Company, has a personal interest, for an administrative services agreement between Nano Dimension USA Inc. and Breezer Holdings LLC, whereby the Company will lease space and will use logistics services for the Company's office in Boca Raton, Florida, starting on February 1, 2020.

H.	On December 5, 2019, the Company announced the appointment of Yoav Stern as President and Chief Executive Officer, effective January 2, 2020. In addition, the board of directors approved to grant Mr. Stern 14,308,622 non-tradable share options, which are exercisable into 14,308,622 Ordinary Share, with an exercise price of NIS 0.189 per share option. The vesting start date of the share options is January 2, 2020.